Summary of Significant Accounting Policies and Practices - Schedule of Fair Value Assets and Liabilities Gain Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Nov. 02, 2022	Aug. 03, 2020	May 18, 2020
Liabilities
Accumulated Other Comprehensive Income	$ (20,745)	$ (25,691)
Acquired Loss [Member]
Schedule of Fair Value Assets and Liabilities Gain Loss [Line Items]
Total Purchase Price					$ 9,660
Assets
Cash and cash equivalents					13,664
Restricted cash					26,524
Accounts receivable					7,462
Inventories					8
Prepaid expenses and other current assets					110
Intangible assets					2,969
Other assets					2,682
Total Assets					53,419
Liabilities
Accounts payable and accrued liabilities					(49,438)
Total Liabilities					(49,438)
Net Assets Acquired					3,981
Loss on Acquisition					$ 5,679
Acquired Gain [Member]
Assets
Total Assets				$ 53,654
Liabilities
Total Liabilities				(50,217)
Total Selling Price				3,500
Net Assets Disposed				3,437
Gain on disposal of discontinued operations				$ 63
Disposed Gain [Member]
Assets
Total Assets			$ 110,201
Liabilities
Total Liabilities			(94,012)
Total Selling Price			17,000
Net Assets Disposed			16,189
Gain on disposal of discontinued operations			$ 811
Disposed Loss [Member]
Schedule of Fair Value Assets and Liabilities Gain Loss [Line Items]
Total Purchase Price	17,000
Assets
Cash and cash equivalents	4,942
Accounts receivable	2,509
Inventories	16,424
Prepaid expenses and other current assets	82,660
Fixed assets	3,059
Long term investment	607
Total Assets	110,201
Liabilities
Accounts payable and accrued liabilities	(94,644)
Tax recovery	972
Leasing liabilities	(1,774)
Total Liabilities	(95,446)
Accumulated Other Comprehensive Income	1,434
Net Assets Sold:	16,189
Gain on disposal	$ 811